Income tax and social contribution (Details) - Schedule of reconciliation of income tax and social contribution expense - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Income Tax And Social Contribution Expense Abstract
Earnings before income tax and social contribution		R$ 1,335	R$ 1,849	R$ 1,625
Expense of income tax and social contribution		(454)	(629)	(553)
Adjustments to reflect the effective rate
Tax fines		(2)	(1)	(1)
Share of profits		15	16	105
Interest on Equity		17	22
ICMS subsidy - tax incentives (i)	[1]	248	241
Interest Selic credits (ii)	[2]		81
Credits of monetary corrections		64	11
Tax benefits		3	22	29
Other permanent differences		(6)	(2)	(16)
Effective income tax		(115)	(239)	(436)
Income tax and social contribution for the year
Current		(75)	(366)	(704)
Deferred		(40)	127	268
Income tax and social contribution expenses		R$ (115)	R$ (239)	R$ (436)
Effective rate		8.60%	12.90%	26.80%

[1]	The Company has tax benefits that are characterized as investment subsidies as provided for in Complementary Law n° 160/17 and Law n°. 12,973/14. At the year ended December 31, 2022, the Company excluded the IRPJ and CSLL calculation bases from the amount constituted in the tax incentive reserve (see note 20.4).
[2]	The credit refers to the decision general repercussion of STF which understood that the SELIC interest arising from the repetition of undue payment, have the nature of emergent damage. Therefore, there is no incidence of IRPJ and CSLL on the interest portion.